AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2024
	Shares	Value
Common Stocks - 91.4%
Communication Services - 3.9%
Cable One, Inc.	15,341	$8,421,135
TripAdvisor, Inc.*	813,784	17,577,734
Yelp, Inc.*	249,779	10,922,836

Total Communication Services		36,921,705
Consumer Discretionary - 4.5%
Advance Auto Parts, Inc.	190,079	12,706,781
Asbury Automotive Group, Inc.*,1	29,792	6,228,315
Murphy USA, Inc.	67,057	23,638,934

Total Consumer Discretionary		42,574,030
Consumer Staples - 5.3%
BJ's Wholesale Club Holdings, Inc.*	504,391	32,452,517
Ingles Markets, Inc., Class A	197,817	16,666,082

Total Consumer Staples		49,118,599
Energy - 6.6%
Delek US Holdings, Inc.	589,907	15,945,186
Evolution Petroleum Corp.	803,826	4,509,464
Permian Resources Corp.[1]	1,447,188	19,508,094
SM Energy Co.	473,963	17,574,548
World Kinect Corp.	181,022	4,085,667

Total Energy		61,622,959
Financials - 16.7%
Axis Capital Holdings, Ltd. (Bermuda)	362,212	21,558,858
Cannae Holdings, Inc.*	1,030,332	20,864,223
EVERTEC, Inc. (Puerto Rico)	466,915	18,751,307
Genworth Financial, Inc., Class A*	3,579,383	22,084,793
NCR Atleos Corp.*	297,458	6,660,085
NMI Holdings, Inc., Class A*	301,888	9,636,265
P10, Inc., Class A	651,289	5,991,859
Radian Group, Inc.	323,540	9,376,189
Repay Holdings Corp.*	303,735	2,381,282
White Mountains Insurance Group, Ltd.	24,305	38,303,951

Total Financials		155,608,812
Health Care - 4.5%
Computer Programs and Systems, Inc.*	463,147	4,691,679
Embecta Corp.	761,291	13,048,528
Envista Holdings Corp.*	524,141	12,317,313
Patterson Cos., Inc.[1]	418,520	12,497,007

Total Health Care		42,554,527
Industrials - 32.6%
Air Transport Services Group, Inc.*	1,379,127	21,362,677
Alight, Inc., Class A*	1,739,321	15,514,743
	Shares	Value

Argan, Inc.	213,510	$9,464,898
Armstrong World Industries, Inc.	200,750	19,916,408
Atkore, Inc.*	223,706	34,121,876
CoreCivic, Inc.*	1,804,725	25,663,189
DNOW, Inc.*	636,307	6,420,338
Forward Air Corp.	73,945	3,277,982
The GEO Group Inc., REIT *,1	1,892,871	21,048,726
Kelly Services, Inc., Class A	430,909	8,855,180
McGrath RentCorp	280,395	35,231,632
MDU Resources Group, Inc.	751,991	14,671,344
MSC Industrial Direct Co., Inc., Class A	106,839	10,542,873
Park Aerospace Corp.	733,679	10,821,765
SP Plus Corp.*	482,155	24,941,878
UniFirst Corp.	161,244	27,317,958
Viad Corp.*	458,526	15,158,870

Total Industrials		304,332,337
Information Technology - 7.9%
ACI Worldwide, Inc.*	651,143	19,579,870
ePlus, Inc.*	269,962	20,392,930
Ituran Location and Control, Ltd. (Israel)	230,417	5,732,775
NCR Voyix, Corp.*	619,503	9,106,694
Vontier Corp.	541,802	18,740,931

Total Information Technology		73,553,200
Materials - 3.1%
Summit Materials, Inc., Class A*	499,162	18,059,681
TriMas Corp.	454,332	11,212,914

Total Materials		29,272,595
Real Estate - 0.5%
Newmark Group, Inc., Class A	457,022	4,638,773
Utilities - 5.8%
Northwestern Energy Group, Inc.	342,078	16,460,793
PNM Resources, Inc.	366,433	13,275,868
Southwest Gas Holdings, Inc.	219,116	12,857,727
Talen Energy Corp.*	171,545	11,382,011

Total Utilities		53,976,399

Total Common Stocks (Cost $674,618,081)		854,173,936

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 8.8%
Joint Repurchase Agreements - 0.4%[2]
Bank of America Securities, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $408,521 (collateralized by various U.S. Government Agency Obligations, 1.947% - 7.620%, 01/01/26 - 12/20/73, totaling $416,630)	$408,461	$408,461
Citigroup Global Markets, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.500%, 11/01/32 - 12/20/69, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA, Inc., dated 01/31/24, due 02/01/24, 5.310% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.000%, 09/01/28 - 02/01/54, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Nomura Securities International, Inc., dated 01/31/24, due 02/01/24, 5.320% total to be received $1,000,148 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 02/06/24 - 05/15/65, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		3,408,461
Repurchase Agreements - 8.4%
Fixed Income Clearing Corp., dated 01/31/24, due 02/01/24, 5.150% total to be received $78,747,264 (collateralized by a U.S. Treasury, 1.750%, 01/15/28, totaling $80,310,755)	78,736,000	78,736,000

Total Short-Term Investments (Cost $82,144,461)		82,144,461
Total Investments - 100.2% (Cost $756,762,542)		936,318,397
Other Assets, less Liabilities - (0.2)%		(2,190,353)
Net Assets - 100.0%		$934,128,044

*	Non-income producing security.
[1]	Some of these securities, amounting to $15,342,213 or 1.6% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$854,173,936	—	—	$854,173,936
Short-Term Investments
Joint Repurchase Agreements	—	$3,408,461	—	3,408,461
Repurchase Agreements	—	78,736,000	—	78,736,000
Total Investments in Securities	$854,173,936	$82,144,461	—	$936,318,397

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$15,342,213	$3,408,461	$12,722,138	$16,130,599
The following table summarizes the securities received as collateral for securities lending at January 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.368%	04/15/24-08/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.